Subsequent events (Details Narrative) - BRL (R$) R$ in Thousands	Mar. 18, 2026	Feb. 11, 2026	Nov. 26, 2025	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Share capital				R$ 157,831
V 8 Consulting S A [Member]
IfrsStatementLineItems [Line Items]
Acquisition percentage			100.00%
Share capital			R$ 140,000
Earn-outs			R$ 140,000
Earn-outs term			6 years
TIM S.A [Member] | Nonadjusting Event [Member]
IfrsStatementLineItems [Line Items]
Acquisition percentage		51.00%
Transaction amount		R$ 950,000
Owns percentage		49.00%
Board Of Directors [Member]
IfrsStatementLineItems [Line Items]
Distribution of interest on shareholders equity	R$ 390,000